Earnings (loss) per share	6 Months Ended
Jun. 30, 2018
Earnings (loss) per share [Abstract]
Earnings (loss) per share
29.	Earnings (loss) per share

The Transaction was structured as a reorganization and recapitalization transaction by which the Company issued shares and warrants for the net assets of Estre Brazil accompanied by a capital contribution in cash (recapitalization). Earnings (loss) per share has been calculated for all historical periods to reflect the Company’s capital structure as if the Transaction had occurred at the beginning of the earliest period presented.

Earnings (loss) per share

	Six months period ended June 30,
Basic	2018	2017
Profit (loss) attributable to equity holders of the parent	(117,275)	105,027
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637	45,637
Basic (loss) profit per share	(R$ 2.5698)	R$ 2.3014

Diluted	2018	2017
Profit (loss) attributable to equity holders of the parent	(117,275)	105,027
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637	45,637
Diluted (loss) profit per share	(R$ 2.5698)	R$ 2.3014

The shares related to stock options plan were excluded from the calculation of diluted loss per share for the years 2018 and 2017 because their effect would have been antidilutive. The 28,449,999 outstanding warrants to purchase Company shares at US$11.50 per share were not included in the calculation of diluted earnings per share as they were out of the money.

Earnings (loss) per share from continuing operations

	Six months period ended June 30,
Basic	2018	2017
Profit (loss) from continuing operations attributable to equity holders of the parent	(125,181)	97,089
Weighted average number of ordinary shares (shares/thousand)	45,637	45,637

Basic profit (loss) per share	(R$ 2.7430)	R$ 2.1274

Diluted	2018	2017
Profit (loss) from continuing operations attributable to equity holders of the parent	(125,181)	97,089
Weighted average number of ordinary shares (shares/thousand)	45,637	45,637

Diluted profit (loss) per share	(R$ 2.7430)	R$ 2.1274